Fair Value Hierarchy - Schedule of The Unobservable Inputs (Details)	Oct. 09, 2023 shares	Sep. 30, 2023 shares	Dec. 31, 2022 shares	Oct. 09, 2022 shares	Dec. 31, 2021
Management estimate of number of shares outstanding at closing
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	67,867,422
Percentage of common shares at closing of Merger Agreement subject to warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.14
Warrant | Management estimate of number of shares outstanding at closing
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	67,867,422	67,867,422	67,867,422	67,867,422
Warrant | Percentage of common shares at closing of Merger Agreement subject to warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	11.14	11.14	11.14	11.14
Warrant | Volatility Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input					45
Warrant | Risk-free rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input					1.28
Warrant | Expected dividend yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input					0
Warrant | Expected term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input					5.25